Note 20 - Fair Value Measurements (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Nov. 27, 2024
Embedded derivative liability, warrant [member] | At fair value [member]
Statement Line Items [Line Items]
Derivative financial liabilities	$ 0	$ 7	$ 1,271
Historical volatility for shares, measurement input [member] | The 2028 warrants [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.63	0.62
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 200	$ 186
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 227	$ 327
Historical volatility for shares, measurement input [member] | The 2027 warrants [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.70	0
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 161	$ 0
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 163	0
Interest rate, measurement input [member] | Embedded derivative liability, royalty [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.192
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 250	96
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 213	$ 109
Convertible notes [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.63	0.62	0.54
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 963	$ 545
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 826	$ 425
Convertible notes [member] | Credit spread, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.263	0.278	0.305
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 4,901	$ 4,648	$ 474
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 4,273	$ 3,937	$ 352
The 2027 notes [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.63	0		0.63
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 204	$ 0
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 198	$ 0
The 2027 notes [member] | Credit spread, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.263	0		0.26
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 275	$ 0
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 218	$ 0
The 2027 notes [member] | Interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0439			0.04268